Shareholder Report, Line Graph (Details) 195808_F-m Ultrashort Treasury Inflation-Protected Security -TIPS- ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Feb. 24, 2025	Aug. 31, 2026
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Account Value [Line Items]
Line Graph and Table Measure Name			F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Accumulated Value	$ 10,216	$ 10,000	$ 10,605
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE US Treasury Core Bond Index
Accumulated Value	10,292	10,000	$ 10,416
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index
Accumulated Value	$ 10,222	$ 10,000	$ 13,356